UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6481
                                   --------

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               NOVEMBER 30, 2003
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[PHOTO OMITTED]

                                                       Franklin California
                                                       High Yield Municipal Fund

                                                       Franklin Tennessee
                                                       Municipal Bond Fund






--------------------------------------------------------------------------------
       SEMIANNUAL REPORT AND SHAREHOLDER LETTER   |   TAX-FREE INCOME
--------------------------------------------------------------------------------

                                    FRANKLIN
                           MUNICIPAL SECURITIES TRUST

--------------------------------------------------------------------------------

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                                  [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.








--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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[PHOTO OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ...............   1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .............   4


SEMIANNUAL REPORT

Franklin California High Yield
Municipal Fund ...................   8

Franklin Tennessee Municipal
Bond Fund ........................  16

Financial Highlights and
Statements of Investments ........  22

Financial Statements .............  35

Notes to Financial Statements ....  38

Proxy Voting Policies and
Procedures .......................  44

--------------------------------------------------------------------------------

Semiannual Report



Franklin California
High Yield Municipal Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting mainly of high-yielding, medium-, lower- and non-rated California municipal bonds.1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 11/30/03

[PIE CHART]

AAA..................................5.8%
AA...................................0.6%
A....................................5.6%
BBB..................................36.8%
Below Investment Grade...............51.2%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
--------------------------------------------------------------------------------


This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2003.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.21 on May 31, 2003, to $10.04 on November 30, 2003. The Fund's Class A shares paid dividends totaling 27.30 cents per share



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. In general, an investor is paid a higher yield to assume a greater degree of risk.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 25.


8 | Semiannual Report
for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 5.26%. An investor in the 2003 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 8.93% from a taxable investment to match the Fund's Class A tax-free distribution rate.


STATE UPDATE

The state's recall election occurred in October and Governor Schwarzenegger was inaugurated in mid-November. Although the administrative transition came at a sensitive time for the state's finances, it was not in itself viewed as a significant credit event. The governor immediately reduced the state's motor vehicle license fee (MVLF) and stated his intention to provide replacement state revenues to compensate for the resulting loss in revenue to local governments. Governor Schwarzenegger proposed a $15 billion deficit bond issue to cover past operating deficits and the MVLF reduction for fiscal year 2004.3 The additional debt would leave the state with a still-moderate debt level relative to its overall budget.

During the six months under review, the state's large and diverse economy performed fairly close to that of the nation. Despite a sharp downturn in the high-technology sector, overall private-sector employment statewide declined by a moderate 2.4% from its mid-2001 peak, similar to the 2.3% private-sector job loss nationally.4 However, California's revenue declines in the recent recession were more severe than employment declines. The state experienced volatile financial operations largely due to wide revenue swings, persistent expenditure pressures from population growth and education spending policies, and a limited willingness to maintain reserves. The General Fund faced large operating shortfalls in the past two fiscal years, and state income tax revenues fell sharply due to a dramatic decline of stock market-related sources of income such as capital gains and stock option exercises, which had risen dramatically in prior years. Budgetary responses in fiscal years 2003 and 2004 relied heavily on temporary measures and were limited by the state legislature's rejection of deep expenditure reductions.

A broadly diversified and high-wealth economy and wide legal powers to raise revenues were California's most significant fundamental credit strengths. Per-capita income was about 106% of the U.S. average, with a greater proportion of high-income taxpayers than the nation.4 Several of the state's largest metropolitan regions





2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

3. Source: Standard & Poor's, "S&PCORRECT: California's Credit Rating Unchanged as Governor Reduces Motor Vehicle License Fee," RATINGSDIRECT, 11/18/03.

4. Source: Moody's Investors Service, "New Issue: California (State of)," 10/24/03. This does not indicate Moody's rating of the Fund.


                                                           Semiannual Report | 9
outperformed the U.S. economy throughout the recent business cycle. However, California faces a weak liquidity position and exposure to market refinancing risk as the state implements a strategy to replace short-term debt maturing in June 2004 with proposed longer-term deficit financing. For fiscal year 2004, the state budget anticipates modest employment growth and a 3.1% increase in overall tax revenues; however, uncertainties remain regarding the U.S. economy and when it will begin to produce overall employment growth.4

California's general obligation bond rating was downgraded to A3 in August 2003, reflecting the state's delayed and weak response to its budget imbalance, weakened liquidity position and exposure to refinancing risk stemming from its funding of deficits with large levels of short-term debt.4 On the positive side, preliminary economic indicators show a state manufacturing uptick the past few months, particularly in the high-technology sector. In addition, personal income growth has begun to match the nation's recently.


ECONOMIC AND MARKET OVERVIEW

The municipal bond market, like other bond markets, was volatile over the six-month period ended November 30, 2003. The market struggled with geopolitical events, an accommodative Federal Reserve Board (Fed), mixed economic releases, a strong equity market, and a record level of new bond issuance. Through mid-June, the municipal bond market generally performed well as yields decreased to historically low levels; the Municipal Market Data AAA 10-year yield fell from 3.10% at the beginning of the period to 2.85% on June 13, and the 30-year yield declined from 4.34% to 4.20% over the same period.5 Market strength was driven by perceptions that inflation would stay low and the Fed would remain accommodative as economic indicators seemed to show little growth. Early in the period, the employment outlook was declining and consumer confidence remained low.

The Municipal Market Data AAA 10-year yield increased from 2.85% on June 13 to 3.55% on November 30, and the 30-year yield rose from 4.20% to 4.72% for the same period.5 The yield increase was attributed to rising consumer confidence driven by several factors that were perceived to put the economy in a stronger posture toward growth. The Fed reduced the federal funds target rate by 25 basis points (0.25%) rather than the widely expected 50 basis points (0.50%) at its June meeting, bringing the yield to 1.00%. Furthermore, the Fed left the federal funds target rate unchanged at its August, September and October meetings, citing indications of a strengthening economy amid higher-than-expected gross domestic product. With signs of economic and job growth, historically low interest rates, passage of the president's tax plan, and diminishing concerns around pending geopolitical risks, the market drove yields generally higher through most of the reporting period.



5. Source: Thomson Financial.



10 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin California High Yield Municipal Fund
6/1/03-11/30/03

--------------------------------------------------------------------------------
                                                    DIVIDEND PER SHARE
                                          --------------------------------------
   MONTH                                    CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
   June                                    4.55 cents   4.09 cents   4.09 cents
--------------------------------------------------------------------------------
   July                                    4.55 cents   4.09 cents   4.09 cents
--------------------------------------------------------------------------------
   August                                  4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   September                               4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   October                                 4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   November                                4.55 cents   4.08 cents   4.09 cents
--------------------------------------------------------------------------------
   TOTAL                                  27.30 CENTS  24.50 CENTS  24.54 CENTS
--------------------------------------------------------------------------------
*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month.



PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund
11/30/03

--------------------------------------
                           % OF TOTAL
                LONG-TERM INVESTMENTS
--------------------------------------
  Tax-Supported                 50.0%
--------------------------------------
  Transportation                11.8%
--------------------------------------
  Other Revenue                  9.4%
--------------------------------------
  Hospital & Health Care         7.2%
--------------------------------------
  Utilities                      5.4%
--------------------------------------
  Prerefunded                    5.1%
--------------------------------------
  Higher Education               5.1%
--------------------------------------
  Subject to Government
  Appropriations                 4.9%
--------------------------------------
  Corporate-Backed               0.8%
--------------------------------------
  Housing                        0.3%
--------------------------------------



INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

During the reporting period, we followed our value-oriented strategy, investing primarily for income. We looked to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call options. As interest rates began to rise in June and July, we focused more on executing tax losses, which entailed selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book tax losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.

Consistent with our income-oriented investment philosophy, we generally invest in bonds that we believe should provide the most relative value from an income perspective, and we are comfortable holding them unless we find an opportunity to enhance the portfolio's structure or increase its future income-earning potential. As a result of our strategy, the Fund is generally more weighted in higher coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to



                                                          Semiannual Report | 11
being called when interest rates decline. On the other hand, many of the higher coupon bonds that we continue to hold have recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus behave defensively through an increasing interest rate cycle. Furthermore, our higher coupon bonds allowed us to distribute an attractive tax-free distribution yield, which we expect ultimately to drive our intermediate- and long-term performance.

Thank you for your participation in Franklin California High Yield Municipal Fund. We look forward to serving your investment needs in the years ahead.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



12 | Semiannual Report

Performance Summary as of 11/30/03

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.17            $10.04           $10.21
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2730
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.17            $10.09           $10.26
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2450
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.16            $10.08           $10.24
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2454
--------------------------------------------------------------------------------------------------




    Semiannual Report | Past performance does not guarantee future results. | 13

PERFORMANCE
-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.03%         +6.52%           +22.40%          +77.15%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.24%         +2.01%            +3.23%           +5.42%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                   +1.26%            +3.40%           +5.33%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         5.26%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      8.93%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 5.09%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  8.63%
-----------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.75%         +5.90%           +17.91%          +30.93%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.19%         +1.90%            +4.74%           +6.64%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                   +1.28%            +4.54%           +6.75%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.96%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      8.41%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 4.77%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  8.09%
-----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.85%         +5.92%           +19.16%          +51.67%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -1.10%         +3.88%            +3.36%           +5.50%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                   +3.27%            +3.55%           +5.57%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.89%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      8.30%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 4.73%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  8.02%
-----------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




14 | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. HIGHER YIELDS REFLECT HIGHER CREDIT RISKS ASSOCIATED WITH THE FUND'S PORTFOLIO HOLDINGS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns may be lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 11/30/03.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/03.






    Semiannual Report | Past performance does not guarantee future results. | 15

Franklin Tennessee Municipal Bond Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to provide high, current income exempt from regular federal and Tennessee state personal income taxes while seeking preservation of capital through a portfolio consisting mainly of Tennessee municipal securities.1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 11/30/03

[PIE CHART]

AAA....................69.6%
AA.....................23.5%
A......................3.2%
BBB....................3.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
--------------------------------------------------------------------------------



This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2003.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.59 on May 31, 2003, to $11.31 on November 30, 2003. The Fund's Class A shares paid dividends totaling 24.50 cents per share for the same period.2 The Fund reduced its dividend during the period under review as shown in the dividend distributions table. The decrease mainly resulted from



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.




16 | Semiannual Report
investing new cash flows during a historically low interest rate environment. The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.12%. An investor in the 2003 maximum combined federal and Tennessee state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.74% from a taxable investment to match the Fund's Class A tax-free distribution rate.


STATE UPDATE

Tennessee's economy has begun to show some signs of recovery as job growth in government, tourism and various other services sectors have offset some of the losses in manufacturing. Thus, unemployment remained low at 5.7% in November 2003, less than the 5.9% national average.3

However, despite strong revenue collections, the state experienced a $250 million budget shortfall in fiscal year 2003 due to a weak national economy and Tennessee's greater-than-expected expenditure growth. Approximately $194 million of the deficit was attributed to TennCare cost overruns. TennCare is the state's health care program serving its Medicaid-eligible, uninsured or uninsurable citizens. To balance the budget, Tennessee passed a one-cent sales tax increase and tapped several non-recurring revenues, including $67.2 million from the state's rainy day fund and a portion of a $96 million federal flexible grant.4, 5

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned AA and Aa2 ratings to Tennessee's general obligation bonds.6 These investment-grade ratings reflect the state's historically modest debt ratios, increasing economic diversification and recent strides toward long-term fiscal stability. However, both rating agencies hold negative credit outlooks for Tennessee because of the state's thin reserve position and continued health care spending pressures.


ECONOMIC AND MARKET OVERVIEW

The municipal bond market, like other bond markets, was volatile over the six-month period ended November 30, 2003. The market struggled with geopolitical events, an accommodative Federal Reserve Board (Fed), mixed economic releases, a strong equity market, and a record level of new bond issuance. Through mid-June, the municipal bond market generally performed well as yields decreased to historically low levels; the Municipal Market Data AAA 10-year yield fell from 3.10%




3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "New Issue: Tennessee (State of),"
8/25/03.

5. Source: Standard & Poor's, "Tennessee: Tax Secured, General Obligation," RATINGSDIRECT, 8/25/03.

6. These do not indicate ratings of the Fund.



                                                          Semiannual Report | 17

PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund
11/30/03

-----------------------------------------
                             % OF TOTAL
                  LONG-TERM INVESTMENTS
-----------------------------------------
  General Obligation              28.6%
-----------------------------------------
  Utilities                       25.5%*
-----------------------------------------
  Prerefunded                     12.5%
-----------------------------------------
  Hospital & Health Care          10.1%
-----------------------------------------
  Other Revenue                    6.8%
-----------------------------------------
  Transportation                   5.6%
-----------------------------------------
  Housing                          4.1%
-----------------------------------------
  Subject to Government
  Appropriations                   3.7%
-----------------------------------------
  Corporate-Backed                 2.2%
-----------------------------------------
  Tax-Supported                    0.9%
-----------------------------------------
*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.



at the beginning of the period to 2.85% on June 13, and the 30-year yield declined from 4.34% to 4.20% over the same period. 7 Market strength was driven by perceptions that inflation would stay low and the Fed would remain accommodative as economic indicators seemed to show little growth. Early in the period, the employment outlook was declining and consumer confidence remained low.

The Municipal Market Data AAA 10-year yield increased from 2.85% on June 13 to 3.55% on November 30, and the 30-year yield rose from 4.20% to 4.72% for the same period.7 The yield increase was attributed to rising consumer confidence driven by several factors that were perceived to put the economy in a stronger posture toward growth. The Fed reduced the federal funds target rate by 25 basis points (0.25%) rather than the widely expected 50 basis points (0.50%) at its June meeting, bringing the yield to 1.00%. Furthermore, the Fed left the federal funds target rate unchanged at its August, September and October meetings, citing indications of a strengthening economy amid higher-than-expected gross domestic product. With signs of economic and job growth, historically low interest rates, passage of the president's tax plan, and diminishing concerns around pending geopolitical risks, the market drove yields generally higher through most of the reporting period.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

Early in the reporting period, we followed our value-oriented strategy, investing primarily for income. We looked to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call options. We changed our general investment focus in July, however, when municipal bond market yields began to increase significantly. As a result, we focused more on executing tax losses, which entailed selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.




7. Source: Thomson Financial.




18 | Semiannual Report

Consistent with our income-oriented investment philosophy, we generally invest in bonds that we believe should provide the most relative value from an income perspective, and we are comfortable holding them unless we find an opportunity to enhance the portfolio's structure or increase its future income-earning potential. As a result of our strategy, the Fund is generally more weighted in higher coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher coupon bonds that we continue to hold have recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus behave defensively through an increasing interest rate cycle. Furthermore, our higher coupon bonds allowed us to distribute an attractive tax-free distribution yield, which we expect ultimately to drive our intermediate- and long-term performance.

Thank you for your participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.



DIVIDEND DISTRIBUTIONS*
Franklin Tennessee Municipal Bond Fund-
Class A
6/1/03-11/30/03

--------------------------------------
  MONTH            DIVIDEND PER SHARE
--------------------------------------
  June                     4.15 cents
--------------------------------------
  July                     4.15 cents
--------------------------------------
  August                   4.05 cents
--------------------------------------
  September                4.05 cents
--------------------------------------
  October                  4.05 cents
--------------------------------------
  November                 4.05 cents
--------------------------------------
  TOTAL                   24.50 CENTS
--------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 19

Performance Summary as of 11/30/03

FRANKLIN TENNESSEE MUNICIPAL BOND FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          11/30/03          5/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.28            $11.31           $11.59
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                        $0.245
-----------------------------------------------------------------------------------------------------


PERFORMANCE 1
-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR  INCEPTION (5/10/94)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2              -0.29%         +7.04%           +26.78%          +82.92%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 3          -4.49%         +2.49%            +3.95%           +6.04%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4                   +1.01%            +4.05%           +6.07%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                         4.12%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 6      6.74%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 7                 3.57%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 6                  5.84%
-----------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




20 | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the maximum 4.25% initial sales charge.


1. The Fund's manager agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.38%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter. 5. Distribution rate is based on an annualization of the current 4.05 cent per share monthly dividend and the maximum offering price of $11.81 per share on 11/30/03.

6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and Tennessee state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/03.



    Semiannual Report | Past performance does not guarantee future results. | 21

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 2003                   YEAR ENDED MAY 31,
CLASS A                                                 (UNAUDITED)      2003        2002        2001        2000        1999
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $10.21      $ 9.97       $9.95       $9.52      $10.60      $10.65
                                                     --------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .28         .54         .57d        .60         .56         .57

 Net realized and unrealized gains (losses) .......          (.18)        .25         .02d        .39       (1.08)       (.04)
                                                     --------------------------------------------------------------------------

Total from investment operations ..................           .10         .79         .59         .99        (.52)        .53
                                                     --------------------------------------------------------------------------

Less distributions from net investment income .....          (.27)       (.55)       (.57)       (.56)       (.56)       (.58)
                                                     --------------------------------------------------------------------------

Net asset value, end of period ....................        $10.04      $10.21       $9.97       $9.95      $ 9.52      $10.60
                                                     --------------------------------------------------------------------------

Total return b ....................................          1.03%       8.15%       5.99%      10.61%      (4.88)%      5.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $531,968    $537,770    $503,337    $483,666    $464,423    $583,752

Ratios to average net assets:

 Expenses .........................................           .65%c       .65%        .61%        .50%        .49%        .44%

 Expenses excluding waiver and payments by
  affiliate .......................................           .65%c       .65%        .65%        .65%        .66%        .71%

 Net investment income ............................          5.63%c      5.36%       5.66%d      6.02%       5.70%       5.22%

Portfolio turnover rate ...........................          5.49%      10.13%      21.77%      29.01%      47.45%      14.31%




a Based on average daily shares outstanding effective year ended May 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share ........................... $.01
  Net realized and unrealized gains (losses) per share ...... (.01)
  Ratio of net investment income to average net assets ......  .08%

  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.







22 | Semiannual Report

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                            ----------------------------------------------------------------
                                                             SIX MONTHS ENDED
                                                             NOVEMBER 30, 2003             YEAR ENDED MAY 31,
CLASS B                                                         (UNAUDITED)      2003        2002        2001        2000 E
                                                            ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................        $10.25      $10.02      $ 9.98       $9.54       $9.34
                                                            ----------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................           .26         .49         .52d        .53         .17

 Net realized and unrealized gains (losses) ...............          (.18)        .24         .03d        .42         .20
                                                            ----------------------------------------------------------------

Total from investment operations ..........................           .08         .73         .55         .95         .37
                                                            ----------------------------------------------------------------

Less distributions from net investment income .............          (.24)       (.50)       (.51)       (.51)       (.17)
                                                            ----------------------------------------------------------------

Net asset value, end of period ............................        $10.09      $10.25      $10.02       $9.98       $9.54
                                                            ----------------------------------------------------------------

Total return b ............................................           .75%       7.52%       5.58%      10.08%       4.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........................       $29,297     $29,268     $23,029     $11,598        $808

Ratios to average net assets:

 Expenses .................................................          1.19%c      1.20%       1.16%       1.05%       1.02%c

 Expenses excluding waiver and payments by affiliate ......          1.19%c      1.20%       1.20%       1.20%       1.19%c

 Net investment income ....................................          5.09%c      4.81%       5.13%d      5.32%       5.33%c

Portfolio turnover rate ...................................          5.49%      10.13%      21.77%      29.01%      47.45%




a Based on average daily shares outstanding.

b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share ..........................  $.01
  Net realized and unrealized gains (losses) per share .....  (.01)
  Ratio of net investment income to average net assets .....   .08%

  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

e For the period February 1, 2000 (effective date) to May 31, 2000.



                                                          Semiannual Report | 23

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    NOVEMBER 30, 2003                    YEAR ENDED MAY 31,
CLASS C                                                (UNAUDITED)       2003        2002        2001        2000        1999
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............         $10.24      $10.01      $ 9.98       $9.55      $10.63      $10.68
                                                   -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .........................            .27         .48         .52d        .54         .51         .51

 Net realized and unrealized gains (losses) ......           (.19)        .25         .02d        .40       (1.08)       (.04)
                                                   -----------------------------------------------------------------------------

Total from investment operations .................            .08         .73         .54         .94        (.57)        .47
                                                   -----------------------------------------------------------------------------

Less distributions from net investment income ....           (.24)       (.50)       (.51)       (.51)       (.51)       (.52)
                                                   -----------------------------------------------------------------------------

Net asset value, end of period ...................         $10.08      $10.24      $10.01       $9.98      $ 9.55      $10.63
                                                   -----------------------------------------------------------------------------

Total return b ...................................            .85%       7.43%       5.49%       9.98%      (5.39)%      4.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $74,999     $77,748     $74,611     $67,735     $64,890     $78,338

Ratios to average net assets:

 Expenses ........................................           1.20%c      1.20%       1.16%       1.05%       1.04%        .99%

 Expenses excluding waiver and payments by
  affiliate ......................................           1.20%c      1.20%       1.20%       1.20%       1.21%       1.26%

 Net investment income ...........................           5.08%c      4.81%       5.12%d      5.48%       5.15%       4.66%

Portfolio turnover rate ..........................           5.49%      10.13%      21.77%      29.01%      47.45%      14.31%



a Based on average daily shares outstanding effective year ended May 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share ...........................  $.01
  Net realized and unrealized gains (losses) per share ......  (.01)
  Ratio of net investment income to average net assets ......   .08%

  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.



24  | See notes to financial statements. | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.3%
  BONDS 85.8%
  ABAG 1915 Act,
     Revenue, Windemere Ranch AD 1, 7.30%, 9/02/17 ......................................... $ 9,895,000    $   10,458,520
     Revenue, Windemere Ranch AD 1, 7.35%, 9/02/20 .........................................   7,845,000         8,282,202
     Special Assessment, Windemere Ranch AD 1, 7.45%, 9/02/30 ..............................   4,835,000         5,137,574
     Special Assessment, Windmere Ranch AD 99-1, 6.20%, 9/02/20 ............................   1,950,000         2,001,987
     Special Assessment, Windmere Ranch AD 99-1, 6.30%, 9/02/25 ............................   2,935,000         2,996,341
  ABAG Finance Authority for Nonprofit Corps. COP, 6.15%, 1/01/22 ..........................   1,335,000         1,451,078
  Adelanto Water Authority Revenue,
     Parity Water Systems Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ......   3,250,000         3,998,572
     Water Systems Acquisition Project, sub. lien, Series A, Pre-Refunded, 7.50%, 9/01/28 ..   2,000,000         2,524,820
  Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ...........................................   1,240,000         1,271,856
  Alameda PFA, Local Agency Revenue, Special Tax, Community Facility No. 1-A,
     6.70%, 8/01/12 ........................................................................   3,400,000         3,630,010
     7.00%, 8/01/19 ........................................................................   4,015,000         4,220,086
  Avenal PFAR, Refunding,
     7.00%, 9/02/10 ........................................................................   1,040,000         1,104,303
     7.25%, 9/02/27 ........................................................................   3,665,000         3,851,805
  Calexico Special Financing Authority Sales Tax Revenue,
     ETM, 7.40%, 1/01/04 ...................................................................     235,000           236,154
     ETM, 7.40%, 1/01/05 ...................................................................     285,000           303,861
     ETM, 7.40%, 1/01/06 ...................................................................     340,000           381,103
     Pre-Refunded, 7.40%, 1/01/18 ..........................................................   7,680,000         8,608,435
  California City RDA, Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 .......   9,670,000        10,257,646
  California Educational Facilities Authority Revenue,
     Keck Graduate Institute, 6.75%, 6/01/30 ...............................................   2,500,000         2,680,650
     Pooled College and University, Series B, 6.625%, 6/01/20 ..............................   1,000,000         1,082,560
     Pooled College and University, Series B, 6.30%, 4/01/21 ...............................   1,000,000         1,073,190
  California Health Facilities Financing Authority Revenue,
     Kaiser Permanente, Series A, 5.40%, 5/01/28 ...........................................   2,500,000         2,544,150
     Kaiser Permanente, Series B, 5.25%, 10/01/16 ..........................................   3,250,000         3,390,790
     Thessalonika Family, Series A, 6.20%, 12/01/15 ........................................     990,000         1,079,882
  California PCFA,
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ........................   2,000,000         2,002,640
     Solid Waste Disposal Revenue, Browning-Ferris Industries Inc., 6.75%, 9/01/19 .........   7,000,000         6,820,590
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 ....   9,100,000         9,109,100
  California Special Districts Association Finance Corp. COP, Series V, 7.50%, 5/01/13 .....      45,000            46,527
  California State GO, FGIC Insured, 6.00%, 8/01/19 ........................................      30,000            31,476
  California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .............     455,000           473,678
  California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 .............................................   8,250,000         8,382,990
     COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 ................   1,800,000         1,942,902
     Elder Care Alliance, Series A, 8.00%, 11/15/22 ........................................   3,000,000         3,088,380
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ........................................   4,000,000         4,116,400
     Eskaton Village Grass Valley, 8.25%, 11/15/31 .........................................  10,000,000        10,842,400
     Monterey Institute International, 7.75%, 7/01/31 ......................................  10,000,000         8,741,600
     Presidio Hill School, 6.875%, 8/01/32 .................................................   6,195,000         6,299,510


                                                          Semiannual Report | 25

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Statewide CDA Revenue, (cont.)
     Prospect Sierra School, 6.75%, 9/01/32 ................................................ $ 5,000,000    $    5,132,050
     Seven Hills School, 6.50%, 8/01/31 ....................................................   5,600,000         5,690,384
     Sonoma County Day School, 6.75%, 1/01/32 ..............................................   6,000,000         6,223,020
     Thomas Jefferson School of Law Project, 7.75%, 10/01/31 ...............................   5,000,000         5,367,000
     Turning Point, 6.50%, 11/01/31 ........................................................   6,130,000         6,289,012
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 .........................................  12,060,000        12,974,510
     COP, International School of Peninsula Project, 7.50%, 11/01/29 .......................  10,705,000        11,130,631
     COP, Windward School, 6.90%, 9/01/23 ..................................................   2,000,000         2,080,640
     Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 .........   3,320,000         1,427,633
  California Statewide Communities Development Revenue, John F. Kennedy University, 6.75%,
    10/01/33 ...............................................................................   5,000,000         4,807,500
  California University Fresno Association Inc. Revenue, Senior Auxiliary Organization Event
    Center, 6.00%, 7/01/22 .................................................................   3,500,000         3,647,315
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.55%,
    10/01/32 ...............................................................................   5,300,000         5,692,253
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.625%,
    5/15/43 ................................................................................     700,000           650,559
  Chula Vista Special Tax, CFD No. 2000-1, 6.60%, 9/01/30 ..................................   1,500,000         1,543,200
  Corona CFD No. 01-02, Special Tax, Improvement Nos. 1 and 2, 6.25%, 9/01/32 ..............   1,890,000         1,892,060
  Corona-Norco USD, Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..............................   2,120,000         2,243,956
  Cotati South Sonoma Business Park AD, Special Assessment, Improvement, 6.50%,
    9/02/33 ................................................................................   5,875,000         5,886,339
  Duarte RDA, Tax Allocation,
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ................................   2,615,000         2,874,303
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ................................   4,120,000         4,478,934
     Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ......................     670,000           799,223
  El Dorado County Public Financing Revenue, 6.375%, 2/15/25 ...............................   1,885,000         2,042,982
  El Dorado County Special Tax, CFD No. 1992-1, 6.125%, 9/01/16 ............................   4,755,000         4,926,893
  Elk Grove Special Tax, East Franklin Community No. 1-A, 6.00%, 8/01/33 ...................   1,750,000         1,781,920
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .......   3,500,000         3,678,535
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 .................   1,815,000         2,042,637
  Fontana Special Tax CFD No. 12,
     6.60%, 9/01/19 ........................................................................   3,295,000         3,460,376
     6.625%, 9/01/30 .......................................................................   7,675,000         8,031,120
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 ...   6,375,000         6,463,039
  Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
     9/01/25 ...............................................................................   2,490,000         2,794,029
  Golden State Tobacco Securitization Corp.,
     California Settlement Revenue, Asset Backed, Series A-3, 7.875%, 6/01/42 ..............   6,400,000         6,774,592
     Tobacco Settlement Revenue, 5.625%, 6/01/38 ...........................................  14,000,000        14,005,040
     Tobacco Settlement Revenue, Series A-2, 7.90%, 6/01/42 ................................     750,000           795,180
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ......................................   3,815,000         3,957,567
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, 6.35%, 12/01/33 ..........   4,000,000         4,136,040
  Hercules RDA, Tax Allocation, Hercules Merged Project, 6.40%, 9/01/21 ....................   5,000,000         5,038,800


26  | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Hesperia PFAR, Series B, 7.375%, 10/01/23 ................................................ $ 1,930,000    $    1,959,992
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 .............   5,000,000         5,159,900
  Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 ........................................................................   2,120,000         1,958,074
     6.50%, 9/01/31 ........................................................................   5,705,000         5,133,473
  Indio 1915 Act, GO,
     AD No. 2001-1, 6.50%, 9/02/26 .........................................................   4,710,000         4,780,650
     AD No. 99-1, 7.125%, 9/02/20 ..........................................................   2,315,000         2,420,263
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/13 ..............   1,500,000         1,565,895
  Lafayette RDA, Tax Allocation, 5.75%, 8/01/32 ............................................   1,000,000         1,007,040
  Lake Elsinore 1915 Act, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30 .......   8,805,000         9,255,728
  Lake Elsinore USD, CFD, Special Tax, No. 2001-1, 6.30%, 9/01/33 ..........................   4,525,000         4,600,205
  Lancaster RDA, Tax Allocation,
     7.00%, 12/01/29 .......................................................................   1,780,000         1,803,994
     Residential Redevelopment Project, sub. lien, Refunding, 6.65%, 9/01/27 ...............   2,500,000         2,630,500
  Lee Lake Water CFD No. 1 Special Tax, Sycamore Creek, 6.50%, 9/01/24 .....................   1,000,000         1,054,550
  Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 ..........................   3,500,000         3,851,820
  Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ..................................   1,150,000         1,153,277
  Lynwood PFA,
     Lease Revenue, 6.25%, 9/01/22 .........................................................   1,080,000         1,160,309
     Lease Revenue, 6.30%, 9/01/29 .........................................................   2,680,000         2,848,572
     Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ..................................   1,000,000         1,057,800
     Water System Improvement Project, 6.50%, 6/01/21 ......................................   1,175,000         1,238,826
  Modesto PFA, Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ......   1,395,000         1,493,710
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement, Area A, 6.20%, 9/01/25 ....   2,105,000         2,121,587
  Murrieta CFD, 1915 Act, No. 2000-1, Special Tax, 6.375%, 9/01/30 .........................   4,100,000         4,205,657
  Norco California Special Tax CFD, No. 02-1, 6.50%, 3/01/33 ...............................   1,500,000         1,482,390
  Norco Special Tax CFD, GO, No. 97-1, 7.10%, 10/01/30 .....................................   2,640,000         2,843,254
  North Natomas CFD, Special Tax No. 4, Series B, 6.375%, 9/01/31 ..........................   4,300,000         4,447,920
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 ................................................................................   1,890,000         1,959,798
  Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ........................   2,225,000         2,320,898
  Perris CFD, Special Tax No. 2002-1, Series A,
     6.375%, 9/01/23 .......................................................................   1,475,000         1,465,000
     6.50%, 9/01/29 ........................................................................   2,045,000         2,046,391
     6.50%, 9/01/33 ........................................................................   2,120,000         2,121,442
  Perris PFA, Local Agency Revenue, Series A, 6.25%, 9/01/33 ...............................   3,000,000         3,014,520
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ................   7,250,000         7,384,705
  Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, 6.70%, 9/01/30 ......................................................   2,140,000         2,234,823
     Area B, Series A, 6.70%, 9/01/30 ......................................................   2,500,000         2,610,775
  Richmond 1915 Act, Limited Obligation, ID No. 99-01, 7.20%, 9/02/30 ......................   7,885,000         8,144,101
  Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 .......................   2,445,000         2,554,414
  Riverside County CFD,
     Special Tax No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 ........................   3,390,000         3,480,716
     Special Tax, senior lien, No. 87-5, Refunding, Series A, 7.00%, 9/01/13 ...............   7,335,000         7,888,793


                                                          Semiannual Report | 27

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Roseville Special Tax,
     Highland CFD No. 1, 6.30%, 9/01/25 .................................................... $ 8,960,000    $    9,202,189
     Stone Point CFD No. 1, 6.375%, 9/01/24 ................................................   1,750,000         1,783,845
     Stone Point CFD No. 1, 6.375%, 9/01/28 ................................................   2,500,000         2,542,075
     Stoneridge CFD No. 1, 6.20%, 9/01/21 ..................................................   1,250,000         1,291,388
     Stoneridge CFD No. 1, 6.30%, 9/01/31 ..................................................   1,500,000         1,553,820
     Woodcreek West CFD No. 1, 6.70%, 9/01/25 ..............................................   3,000,000         3,133,860
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ......................   1,575,000         1,611,288
a San Bernardino Associated Communities Financing Authority COP, Granada Hills Health Care,
    Refunding and Improvement, Series A, 6.90%, 5/01/27 ....................................   3,000,000         1,050,000
  San Diego County Educational Facilities Authority No. 1 Lease Revenue, 6.50%, 8/15/15 ....     850,000           898,459
  San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 .................   3,500,000         3,908,870
  San Francisco City and County Airport Commission International Airport Revenue, Issue 8A,
    Second Series, FGIC Insured, 6.25%, 5/01/20 ............................................   1,570,000         1,611,715
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ...................................................   2,820,000         2,682,610
     senior lien, 5.00%, 1/01/33 ...........................................................   9,500,000         8,585,340
a San Luis Obispo COP, Vista Hospital System Inc., 6.45%, 7/01/29 ..........................   6,660,000         2,664,000
  San Marcos PFA, Special Tax Revenue,
     Series A, 6.70%, 9/01/32 ..............................................................   3,500,000         3,601,885
     Series A, 6.30%, 9/01/33 ..............................................................   1,000,000         1,007,650
     Series B, 6.50%, 9/01/33 ..............................................................   6,670,000         6,717,691
  San Marcos Public Facilities Authority Special Tax Revenue, Series A,
     6.45%, 9/01/34 ........................................................................   3,200,000         3,225,504
     6.375%, 9/01/35 .......................................................................   3,535,000         3,547,019
  San Marcos RDA, Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ....   2,000,000         2,048,620
  San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.50%, 8/01/22 .....................   1,000,000         1,055,210
  San Ramon PFA, Tax Allocation Revenue, Refunding, 6.90%, 2/01/24 .........................     800,000           832,288
  Simi Valley 1915 Act, AD No. 98-1, Madera, 7.30%, 9/02/24 ................................   4,000,000         4,261,800
  Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 ..................................................      50,000            50,701
  Stockton CFD, Supplemental Tax, Spanos Park West, 6.25%, 9/01/25 .........................   3,500,000         3,565,380
  Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02,
     6.20%, 9/02/23 ........................................................................   2,955,000         2,996,075
     6.30%, 9/02/33 ........................................................................   3,390,000         3,452,579
  Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ..................   9,345,000         9,457,420
  Vallejo Hiddenbrooke ID No. 1 Revenue, 6.50%, 9/01/31 ....................................  14,545,000        14,868,626
  Vallejo RDA, Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 ................   5,285,000         5,310,738
  West Sacramento Special Tax,
     CFD No. 10, 6.75%, 9/01/26 ............................................................   3,235,000         3,372,585
     CFD No. 16, 5.90%, 9/01/23 ............................................................   2,715,000         2,686,628
  Western Placer Waste Management Authority Revenue, Refunding, 6.75%, 7/01/14 .............   7,400,000         7,706,952
                                                                                                              ------------
  TOTAL BONDS (COST $533,075,159) ..........................................................                   545,971,612
                                                                                                              ------------



28  | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  ZERO COUPON BONDS 12.5%
  Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, 12/01/28 .. $30,795,000      $  7,305,190
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     1/15/26 ...............................................................................  38,720,000        10,603,085
     1/15/30 ...............................................................................   4,000,000           867,400
     1/15/31 ...............................................................................  85,780,000        17,156,858
  San Diego RDA, Tax Allocation, Capital Appreciation, Series B,
     9/01/10 ...............................................................................   3,600,000         2,689,560
     9/01/15 ...............................................................................   6,810,000         3,692,586
     9/01/16 ...............................................................................   1,500,000           757,800
     9/01/19 ...............................................................................   1,800,000           730,188
     9/01/20 ...............................................................................   1,800,000           683,766
     9/01/21 ...............................................................................   1,800,000           638,370
     9/01/22 ...............................................................................   1,900,000           626,164
     9/01/23 ...............................................................................   1,900,000           587,442
     9/01/24 ...............................................................................   1,900,000           553,318
     9/01/25 ...............................................................................   1,900,000           517,085
     9/01/26 ...............................................................................   1,900,000           486,153
     9/01/27 ...............................................................................   1,900,000           455,867
     9/01/28 ...............................................................................   1,900,000           427,462
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     junior lien, ETM, 1/01/28 .............................................................  19,150,000         5,498,731
     Refunding, Series A, 1/15/21 ..........................................................  24,750,000        19,056,510
     senior lien, Refunding, Series A, 1/15/16 .............................................   4,500,000         3,575,115
     senior lien, Refunding, Series A, 1/15/19 .............................................   3,000,000         2,335,560
                                                                                                              ------------
  TOTAL ZERO COUPON BONDS (COST $68,009,340) ...............................................                    79,244,210
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $601,084,499) ..........................................                   625,215,822
                                                                                                              ------------
  SHORT TERM INVESTMENTS .3%
b Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-3,
    Daily VRDN and Put, 1.05%, 7/01/35 .....................................................   1,500,000         1,500,000
b Orange County Sanitation Districts COP, Refunding, Series A, Daily VRDN and Put, 1.07%,
    8/01/29 ................................................................................     500,000           500,000
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 1.01%, 12/01/15 .....................................     200,000           200,000
                                                                                                              ------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,200,000) ...........................................                     2,200,000
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $603,284,499) 98.6% ..............................................                   627,415,822
  OTHER ASSETS, LESS LIABILITIES 1.4% ......................................................                     8,848,203
                                                                                                              ------------
  NET ASSETS 100.0% ........................................................................                  $636,264,025
                                                                                                              ------------





See glossary of terms on page 34.

a The fund discontinues accruing income on defaulted securities. See Note 6.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                     Semiannual Report | See notes to financial statements. | 29

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      NOVEMBER 30, 2003                  YEAR ENDED MAY 31,
                                                         (UNAUDITED)     2003        2002        2001        2000        1999
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $11.59      $10.95      $10.82      $10.02      $11.16      $11.27
                                                     ----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................          .24         .50         .52         .55         .56         .55

 Net realized and unrealized gains (losses) ........         (.28)        .65         .15         .81       (1.15)       (.08)
                                                     ----------------------------------------------------------------------------

Total from investment operations ...................         (.04)       1.15         .67        1.36        (.59)        .47
                                                     ----------------------------------------------------------------------------

Less distributions from:

 Net investment income .............................         (.24)       (.51)       (.54)       (.56)       (.55)       (.55)

 Net realized gains ................................           --          --          --          --          --        (.03)
                                                     ----------------------------------------------------------------------------

Total distributions ................................         (.24)       (.51)       (.54)       (.56)       (.55)       (.58)
                                                     ----------------------------------------------------------------------------

Net asset value, end of period .....................       $11.31      $11.59      $10.95      $10.82      $10.02      $11.16
                                                     ----------------------------------------------------------------------------

Total return b .....................................         (.29)%     10.64%       6.38%      13.74%      (5.30)%      4.19%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................     $115,450    $115,514     $99,208     $85,455     $63,742     $77,117

Ratios to average net assets:

 Expenses ..........................................          .60%c       .60%        .56%        .40%        .40%        .40%

 Expenses excluding waiver and payments by
  affiliate ........................................          .80%c       .80%        .80%        .82%        .81%        .81%

 Net investment income .............................         4.33%c      4.49%       4.76%       5.13%       5.36%       4.88%

Portfolio turnover rate ............................         3.90%       8.24%      22.99%       9.89%      29.94%      13.39%



a Based on average daily shares outstanding effective year ended May 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.




30  | See notes to financial statements. | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.1%
  Chattanooga GO, 5.00%, 3/01/22 .........................................................  $ 2,215,000     $    2,292,016
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    2/01/22 ..............................................................................    2,000,000          2,064,220
  Cleveland Public Improvement GO, FGIC Insured, 5.25%, 6/01/24 ..........................    3,000,000          3,154,620
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, 5.30%, 5/01/28 ..    3,000,000          3,115,590
  Franklin GO, Sewer and Water, Series B, 5.00%, 4/01/19 .................................    1,000,000          1,059,570
  Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
    10/01/26 .............................................................................    1,000,000          1,044,960
  Franklin Special School District GO, 5.00%, 6/01/22 ....................................    1,455,000          1,506,696
  Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
    4/01/24 ..............................................................................      500,000            557,220
  Humphreys County IDB, Solid Waste Disposal Revenue, Dupont Denemours and Co. Project,
    6.70%, 5/01/24 .......................................................................      800,000            833,696
  Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 .............................    2,000,000          2,092,480
  Johnson City GO,
     Public Improvement, FSA Insured, Pre-Refunded, 5.90%, 6/01/12 .......................      500,000            516,900
     Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ..........................................      100,000            103,690
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     First Mortgage Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
      7/01/21 ............................................................................    2,970,000          3,396,314
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..........................    3,000,000          3,108,090
  Johnson City Health and Educational Facilities Board Revenue,
    Pine Oaks Assisted Project,
    Series A, GNMA Secured, 5.90%, 6/20/37 ...............................................    1,390,000          1,466,519
  Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
    5/01/20 ..............................................................................      100,000            112,089
  Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
    Series A, MBIA Insured, 5.625%, 12/01/19 .............................................    1,000,000          1,103,020
  Knox County Health, Educational and Housing Board Hospital Facilities Revenue,
    Fort Sanders Alliance, Refunding, MBIA Insured,
    5.75%, 1/01/14 .......................................................................    1,250,000          1,446,787
  Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
    3/01/28 ..............................................................................      250,000            258,512
  Knox-Chapman Utility District, Knox County Water and Sewer Revenue, Refunding,
    MBIA Insured, 6.10%, 1/01/19 .........................................................      100,000            102,397
  Knoxville Electric Revenue, System Series U, 5.125%, 7/01/21 ...........................    2,340,000          2,450,869
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ..............    1,000,000          1,154,140
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ....    2,500,000          2,685,650
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    6/01/21 ..............................................................................    2,000,000          2,075,900
  Loudon County IDB, Solid Waste Disposal Revenue, Kimberly-Clark Corp. Project, 6.20%,
    2/01/23 ..............................................................................    1,305,000          1,321,182
  Macon County GO, FGIC Insured, Pre-Refunded, 5.90%, 9/01/13 ............................      150,000            158,355
  McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 ............      500,000            557,220
  Memphis GO, 5.00%, 4/01/17 .............................................................    2,000,000          2,126,660
  Memphis Health, Educational and Housing Facility Board Mortgage Revenue,
    MF River Trace II,
    Refunding, Series A, FNMA Secured, 6.45%, 4/01/26 ....................................      100,000            103,039
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
    3/01/24 ..............................................................................    4,780,000          5,246,146


                                                          Semiannual Report | 31

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
    AMBAC Insured, 5.25%, 11/01/23 .......................................................  $ 7,145,000     $    7,604,709
  Metropolitan Government of Nashville and Davidson County,
     Health and Education Facilities Board Revenue, Ascension Health Credit, Refunding,
     Series A, AMBAC Insured, 5.875%, 11/15/28 ...........................................    2,500,000          2,967,000
     Series A, AMBAC Insured, 5.00%, 10/01/33 ............................................    5,000,000          5,099,800
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
    5.20%, 5/15/23 .......................................................................      800,000            831,480
  Metropolitan Government of Nashville and Davidson County GO,
     Public Improvements, 5.875%, 5/15/26 ................................................    1,000,000          1,084,630
     Refunding, 5.125%, 5/15/25 ..........................................................    2,600,000          2,658,786
  Metropolitan Government of Nashville and Davidson County Health and Educational
    Facilities Board Revenue,
     Meharry Medical College Project, AMBAC Insured, Pre-Refunded, 6.875%, 12/01/24 ......      150,000            161,511
     Mortgage, Dandridge Towers, Refunding, Series A, 6.375%, 1/01/11 ....................      500,000            549,120
  Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
    Stadium Public Improvement Project, AMBAC Insured, 5.875%, 7/01/21 ...................    1,775,000          1,948,222
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
    Refunding, 5.50%, 1/01/16 ............................................................      620,000            622,195
  Milan Special School District GO, AMBAC Insured, Pre-Refunded, 6.625%, 4/01/11 .........      180,000            186,921
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
    Clarksville Regional Health System, Refunding and Improvement, 5.375%, 1/01/28 .......    3,000,000          2,791,440
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...........      750,000            802,350
  Pigeon Forge Public Improvement, MBIA Insured, 5.90%, 6/01/09 ..........................      100,000            100,296
  Puerto Rico Commonwealth GO,
     Pre-Refunded, 6.50%, 7/01/23 ........................................................      100,000            104,621
     Public Improvement, Series A, FGIC Insured, 5.00%, 7/01/32 ..........................    3,250,000          3,336,515
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
     5.00%, 7/01/28 ......................................................................    1,000,000          1,009,050
     Series Y, Pre-Refunded, 6.00%, 7/01/22 ..............................................      500,000            563,620
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
     MBIA Insured, 6.25%, 7/01/24 ........................................................      200,000            213,176
  Puerto Rico PBA Revenue, Government Facilities, Series D, 5.375%, 7/01/33 ..............    2,500,000          2,596,450
  Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ...    2,000,000          2,048,200
  Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria
    Assisted Living Project, Series A, 5.50%, 12/01/31 ...................................    2,010,000          2,067,506
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .    3,000,000          2,981,040
  South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ...........................      300,000            312,222
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ................      350,000            364,644
  Tennessee HDA Homeownership Program, Issue 4A, 6.375%, 7/01/22 .........................      320,000            333,920
  Tennessee HDA Homeownership Project, Series 3C, 6.00%, 1/01/20 .........................    1,205,000          1,258,514
  Tennessee HDA Mortgage Finance, Series B, MBIA Insured, 6.20%, 7/01/18 .................      555,000            575,652
  Tennessee HDA Revenue, Homeownership Program, 5.375%, 7/01/23 ..........................      645,000            662,389
  Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
    Program, Pre-Refunded, 6.55%, 10/01/23 ...............................................      100,000            106,502
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18     1,000,000          1,042,120


32  | Semiannual Report

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                  PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  West Carroll Special School GO, MBIA Insured, 5.375%, 6/01/29 ..........................  $ 1,055,000     $    1,104,195
  West Wilson Utility District Waterworks Revenue, Refunding, AMBAC Insured, 5.25%,
    6/01/23 ..............................................................................    4,500,000          4,750,740
  White House Utility District Revenue, 5.125%, 1/01/26 ..................................    2,500,000          2,570,825
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue, FSA
    Insured, 6.00%, 1/01/26 ..............................................................    1,000,000          1,172,790
  White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
    Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ...................................    1,000,000          1,055,130
  Williams County GO, Public Improvement, 5.375%, 3/01/19 ................................    1,480,000          1,689,598
  Williamson County GO, Public Improvement,
     5.00%, 4/01/20 ......................................................................    2,000,000          2,088,460
     Refunding, 5.00%, 3/01/20 ...........................................................    2,000,000          2,139,080
  Wilson County COP,
     Educational Facilities, Pre-Refunded, 6.125%, 6/30/10 ...............................      220,000            230,690
     FSA Insured, 5.25%, 3/30/18 .........................................................    1,000,000          1,087,680
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $105,476,045) ........................................                     112,088,336
                                                                                                              ------------
  SHORT TERM INVESTMENTS 1.5%
a Clarksville PBA Revenue, Pooled Financing, Daily VRDN and Put, 1.11%,
     7/01/31 .............................................................................      600,000            600,000
     1/01/33 .............................................................................      800,000            800,000
a Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 1.11%, 4/01/32 ..............................................................      400,000            400,000
                                                                                                              ------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,800,000) .........................................                       1,800,000
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $107,276,045) 98.6% ............................................                     113,888,336
  OTHER ASSETS, LESS LIABILITIES 1.4% ....................................................                       1,562,019
                                                                                                              ------------
  NET ASSETS 100.0% ......................................................................                    $115,450,355
                                                                                                              ------------



See glossary of terms on page 34.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                     Semiannual Report | See notes to financial statements. | 33

Franklin Municipal Securities Trust

GLOSSARY OF TERMS


1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
ID        - Improvement District
IDB       - Industrial Development Bond/Board
IDBR      - Industrial Development Bond Insurance Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFR       - Multi-Family Revenue
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RAN       - Revenue Anticipation Notes
RDA       - Redevelopment Agency/Authority
TRAN      - Tax and Revenue Anticipation Notes
USD       - Unified/Union School District
VA        - Veterans Administration
VRDN      - Variable Rate Demand Note




34  | Semiannual Report

Franklin Municipal Securities Trust

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)


                                                                              ----------------------------------------
                                                                              FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                  HIGH YIELD             MUNICIPAL
                                                                                MUNICIPAL FUND           BOND FUND
                                                                              ----------------------------------------
Assets:
 Investments in securities:
  Cost ......................................................................     $ 603,284,499       $ 107,276,045
                                                                                  ----------------------------------
  Value .....................................................................       627,415,822         113,888,336
 Cash .......................................................................           208,483              52,593
 Receivables:
  Capital shares sold .......................................................         1,338,386              74,014
  Interest ..................................................................         9,599,913           1,763,943
                                                                                  ----------------------------------
      Total assets ..........................................................       638,562,604         115,778,886
                                                                                  ----------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ...................................................           941,204             113,437
  Affiliates ................................................................           358,747              50,818
  Shareholders ..............................................................           236,739              18,333
 Distributions to shareholders ..............................................           714,894             124,180
 Other liabilities ..........................................................            46,995              21,763
                                                                                  ----------------------------------
      Total liabilities .....................................................         2,298,579             328,531
                                                                                  ----------------------------------
       Net assets, at value .................................................     $ 636,264,025       $ 115,450,355
                                                                                  ----------------------------------
Net assets consist of:
 Undistributed net investment income ........................................     $   1,216,672       $     (80,492)
 Net unrealized appreciation (depreciation) .................................        24,131,323           6,612,291
 Accumulated net realized gain (loss) .......................................       (52,105,187)         (3,778,693)
 Capital shares .............................................................       663,021,217         112,697,249
                                                                                  ----------------------------------
       Net assets, at value .................................................     $ 636,264,025       $ 115,450,355
                                                                                  ----------------------------------
CLASS A:
 Net assets, at value .......................................................     $ 531,968,021       $ 115,450,355
                                                                                  ----------------------------------
 Shares outstanding .........................................................        52,968,783          10,210,471
                                                                                  ----------------------------------
 Net asset value per share a ................................................            $10.04              $11.31
                                                                                  ----------------------------------
 Maximum offering price per share (net asset value per share / 95.75%) ......            $10.49              $11.81
                                                                                  ----------------------------------
CLASS B:
 Net assets, at value .......................................................     $  29,296,518
                                                                                  -------------
 Shares outstanding .........................................................         2,903,333
                                                                                  -------------
 Net asset value and maximum offering price per share a .....................            $10.09
                                                                                  -------------
CLASS C:
 Net assets, at value .......................................................     $  74,999,486
                                                                                  -------------
 Shares outstanding .........................................................         7,442,276
                                                                                  -------------
 Net asset value per share a ................................................            $10.08
                                                                                  -------------
 Maximum offering price per share (net asset value per share / 99%) .........            $10.18
                                                                                  -------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                     Semiannual Report | See notes to financial statements. | 35

Franklin Municipal Securities Trust

STATEMENTS OF OPERATIONS
for the six months ended November 30, 2003 (unaudited)



                                                                            ----------------------------------------
                                                                            FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                HIGH YIELD             MUNICIPAL
                                                                              MUNICIPAL FUND           BOND FUND
                                                                            ----------------------------------------
Investment income:
 Interest ................................................................     $  19,860,664        $  2,817,325
                                                                            ----------------------------------------
Expenses:
 Management fees (Note 3) ................................................         1,546,913             348,224
 Distribution fees (Note 3)
  Class A ................................................................           264,354              57,411
  Class B ................................................................            93,856                  --
  Class C ................................................................           241,936                  --
 Transfer agent fees (Note 3) ............................................           105,091              18,665
 Custodian fees ..........................................................             3,156                 571
 Reports to shareholders .................................................            17,356               7,360
 Registration and filing fees ............................................             8,156               2,362
 Professional fees .......................................................            13,513               7,747
 Trustees' fees and expenses .............................................            24,480               2,851
 Other ...................................................................            27,528              10,479
                                                                            ----------------------------------------
      Total expenses .....................................................         2,346,339             455,670
      Expenses waived/paid by affiliate (Note 3) .........................                --            (112,721)
                                                                            ----------------------------------------
       Net expenses ......................................................         2,346,339             342,949
                                                                            ----------------------------------------
        Net investment income ............................................        17,514,325           2,474,376
                                                                            ----------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...............................          (529,125)           (564,950)
 Net unrealized appreciation (depreciation) on investments ...............       (10,871,573)         (2,283,663)
                                                                            ----------------------------------------
Net realized and unrealized gain (loss) ..................................       (11,400,698)         (2,848,613)
                                                                            ----------------------------------------
Net increase (decrease) in net assets resulting from operations ..........     $   6,113,627        $   (374,237)
                                                                            ----------------------------------------




36  | See notes to financial statements. | Semiannual Report

Franklin Municipal Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended November 30, 2003 (unaudited) and the year ended May 31, 2003


                                                --------------------------------------------------------------------------
                                                      FRANKLIN CALIFORNIA                       FRANKLIN TENNESSEE
                                                    HIGH YIELD MUNICIPAL FUND                   MUNICIPAL BOND FUND
                                                --------------------------------------------------------------------------
                                                SIX MONTHS ENDED     YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                NOVEMBER 30, 2003   MAY 31, 2003         NOVEMBER 30, 2003   MAY 31, 2003
                                                --------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $ 17,514,325     $ 32,868,773           $  2,474,376      $  4,753,123
  Net realized gain (loss) from investments ....       (529,125)      (6,606,419)              (564,950)         (401,249)
  Net unrealized appreciation (depreciation)
   on investments ..............................    (10,871,573)      21,722,256             (2,283,663)        6,478,718
                                                --------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............      6,113,627       47,984,610               (374,237)       10,830,592
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................    (14,246,879)     (28,463,163)            (2,452,843)       (4,799,954)
   Class B .....................................       (700,575)      (1,318,610)                    --                --
   Class C .....................................     (1,797,002)      (3,774,811)                    --                --
                                                --------------------------------------------------------------------------
 Total distributions to shareholders ...........    (16,744,456)     (33,556,584)            (2,452,843)       (4,799,954)
 Capital share transactions: (Note 2)
   Class A .....................................      3,087,929       22,414,933              2,763,084        10,275,244
   Class B .....................................        492,542        5,615,590                     --                --
   Class C .....................................     (1,472,334)       1,351,394                     --                --
                                                --------------------------------------------------------------------------
 Total capital share transactions ..............      2,108,137       29,381,917              2,763,084        10,275,244
      Net increase (decrease) in net
        assets .................................     (8,522,692)      43,809,943                (63,996)       16,305,882
Net assets:
 Beginning of period ...........................    644,786,717      600,976,774            115,514,351        99,208,469
                                                --------------------------------------------------------------------------
 End of period .................................   $636,264,025     $644,786,717           $115,450,355      $115,514,351
                                                --------------------------------------------------------------------------
Undistributed net investment income included
 in net assets:
 End of period .................................   $  1,216,672     $    446,803           $    (80,492)     $   (102,025)
                                                --------------------------------------------------------------------------



                     Semiannual Report | See notes to financial statements. | 37

Franklin Municipal Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds). The Funds' investment objectives are to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax-able income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security Transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







38  | Semiannual Report

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




E. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------
  CLASS A                                  CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------------
  Franklin Tennessee Municipal Bond Fund   Franklin California High
                                           Yield Municipal Fund


At November 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                         -----------------------------------------------------------
                                             FRANKLIN CALIFORNIA               FRANKLIN TENNESSEE
                                          HIGH YIELD MUNICIPAL FUND            MUNICIPAL BOND FUND
                                         -----------------------------------------------------------
                                           SHARES         AMOUNT             SHARES        AMOUNT
                                         -----------------------------------------------------------
CLASS A SHARES:
Six months ended November 30, 2003
 Shares sold ...........................  5,647,249   $ 56,422,421           921,367   $ 10,338,093
 Shares issued in reinvestment of
 distributions .........................    632,085      6,304,716           127,057      1,430,217
 Shares redeemed ....................... (5,989,064)   (59,639,208)         (803,925)    (9,005,226)
                                         -----------------------------------------------------------
 Net increase (decrease) ...............    290,270   $  3,087,929           244,499   $  2,763,084
                                         -----------------------------------------------------------
Year ended May 31, 2003
 Shares sold ...........................  9,339,944   $ 94,007,699         2,307,300   $ 25,939,853
 Shares issued in reinvestment of
 distributions .........................  1,257,822     12,649,173           244,334      2,740,047
 Shares redeemed ....................... (8,383,534)   (84,241,939)       (1,642,742)   (18,404,656)
                                         -----------------------------------------------------------
 Net increase (decrease) ...............  2,214,232   $ 22,414,933           908,892   $ 10,275,244
                                         -----------------------------------------------------------




                                                          Semiannual Report | 39

Franklin Municipal Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)




                                         --------------------------
                                             FRANKLIN CALIFORNIA
                                          HIGH YIELD MUNICIPAL FUND
                                         --------------------------
                                           SHARES         AMOUNT
                                         --------------------------
CLASS B SHARES:
Six months ended November 30, 2003
 Shares sold ..........................     273,120   $  2,739,578
 Shares issued in reinvestment of
 distributions ........................      34,319        343,854
 Shares redeemed ......................    (258,159)    (2,590,890)
                                         --------------------------
 Net increase (decrease) ..............      49,280   $    492,542
                                         --------------------------
Year ended May 31, 2003
 Shares sold ..........................     804,439   $  8,132,671
 Shares issued in reinvestment of
 distributions ........................      62,112        627,393
 Shares redeemed ......................    (311,675)    (3,144,474)
                                         --------------------------
 Net increase (decrease) ..............     554,876   $  5,615,590
                                         --------------------------
CLASS C SHARES:
Six months ended November 30, 2003
 Shares sold ..........................     981,639   $  9,824,546
 Shares issued in reinvestment of
 distributions ........................      90,802        909,003
 Shares redeemed ......................  (1,220,480)   (12,205,883)
                                         --------------------------
 Net increase (decrease) ..............    (148,039)  $ (1,472,334)
                                         --------------------------
Year ended May 31, 2003
 Shares sold ..........................   1,432,953   $ 14,470,666
 Shares issued in reinvestment of
 distributions ........................     195,086      1,968,443
 Shares redeemed ......................  (1,494,287)   (15,087,715)
                                         --------------------------
 Net increase (decrease) ..............     133,752   $  1,351,394
                                         --------------------------



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------
ENTITY                                                        AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                             Investment manager
Franklin Templeton Services LLC (FT Services)                 Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)           Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)  Transfer agent

The Funds pay an investment management fee to Advisers based on the net assets of the Funds as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million







40  | Semiannual Report

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)




For the Franklin Tennessee Municipal Bond Fund, Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Franklin Tennessee Municipal Bond Fund reimburses Distributors up to .15% per year of its average daily net assets, and the Franklin California High Yield Municipal Fund reimburses Distributors up to .15%, .65% and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' Shares.

Distributors received (paid) net commissions from (on) sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                             ---------------------------------------
                                             FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                 HIGH YIELD            MUNICIPAL
                                               MUNICIPAL FUND          BOND FUND
                                             ---------------------------------------
Net commissions received (paid) ...........      $(180,289)              $9,280
Contingent deferred sales charges .........      $  59,562               $   --

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                         ---------------------------------------
                                         FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                             HIGH YIELD            MUNICIPAL
                                           MUNICIPAL FUND          BOND FUND
                                         ---------------------------------------
Transfer agent fees ....................        $70,620             $11,960



4. INCOME TAXES

At May 31, 2003, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                             ---------------------------------------
                                             FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                 HIGH YIELD            MUNICIPAL
                                               MUNICIPAL FUND          BOND FUND
                                             ---------------------------------------
Capital loss carryovers expiring in:
 2004 .....................................     $     4,508         $       --
 2005 .....................................         390,400                 --
 2008 .....................................       8,364,686            543,762
 2009 .....................................      31,858,136          1,676,320
 2010 .....................................       4,003,472            480,932
 2011 .....................................             --              95,080
                                             ---------------------------------------
                                                $44,621,202         $2,796,094
                                             ---------------------------------------







                                                          Semiannual Report | 41

Franklin Municipal Securities Trust

4. INCOME TAXES (CONTINUED)




At May 31, 2003, the Franklin California High Yield Municipal Fund and the Franklin Tennessee Municipal Bond Fund had deferred capital losses occurring subsequent to October 31, 2002 of $6,924,612 and $417,649, respectively. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond workout expenditures and bond discounts.

At November 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                   ---------------------------------------
                                                   FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                       HIGH YIELD            MUNICIPAL
                                                     MUNICIPAL FUND          BOND FUND
                                                   ---------------------------------------
Cost of investments ..............................     $602,454,357      $107,258,109
                                                   ---------------------------------------
Unrealized appreciation ..........................       34,276,224         6,881,750
Unrealized depreciation ..........................       (9,314,759)         (251,523)
                                                   ---------------------------------------
Net unrealized appreciation (depreciation) .......     $ 24,961,465      $  6,630,227
                                                   ---------------------------------------



5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended November 30, 2003 were as follows:

                                                   ---------------------------------------
                                                   FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                       HIGH YIELD            MUNICIPAL
                                                     MUNICIPAL FUND          BOND FUND
                                                   ---------------------------------------
Purchases ........................................       $41,187,677          $6,268,070
Sales ............................................       $34,022,029          $4,372,796







42  | Semiannual Report

Franklin Municipal Securities Trust

6. CREDIT RISK AND DEFAULTED SECURITIES




The Franklin California High Yield Municipal Fund has 51.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The fund held defaulted and/or other securities for which the income has been deemed uncollectible. The fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At November 30, 2003, the value of these securities was $3,714,000 representing .6% of the fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.







                                                          Semiannual Report | 43

Franklin Municipal Securities Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.



44  | Semiannual Report

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund


TAX-FREE INCOME 8

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



11/03                                       Not part of the semiannual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
      INVESTMENTS             San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MUNICIPAL
SECURITIES TRUST


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Municipal Securities Trust prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



MUN S2003 01/04



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    January 30, 2004